ADVISOR’S EDGE VARIABLE ANNUITY

Issued by

MONUMENTAL LIFE INSURANCE COMPANY

Supplement dated October 24, 2008

to the respective

Prospectuses dated May 1, 2008

The following investment choice is generally available to policies on or after November 10, 2008:

TRANSAMERICA SERIES TRUST—INITIAL CLASS

Subadvised by AEGON USA Investment Management

Transamerica Efficient Markets VP

Please Note, this investment choice has been added as an “Equity” Designated Investment Choice under the Architect Guaranteed Lifetime Withdrawal Benefit.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge Variable Annuity dated May 1, 2008

ADVISOR’S EDGE SELECT VARIABLE ANNUITY

Issued by

MONUMENTAL LIFE INSURANCE COMPANY

Supplement dated October 24, 2008

to the respective

Prospectuses dated May 1, 2008

The following investment choice is generally available to policies on or after November 10, 2008:

TRANSAMERICA SERIES TRUST—INITIAL CLASS

Subadvised by AEGON USA Investment Management

Transamerica Efficient Markets VP

Please Note, this investment choice has been added as an “Equity” Designated Investment Choice under the Architect Guaranteed Lifetime Withdrawal Benefit.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge Select Variable Annuity dated May 1, 2008